Business combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 01, 2023	Feb. 22, 2023
Assets
Cash	$ 21,657
Segregated funds	244,798
Trade and other receivables	23,263
Inventory	293
Prepaid expenses	2,816
Property and equipment	5,431
Processor deposits	385
Software	3,131
Trademarks	16,607
Technologies	185,081
Partner and merchant relationships	455,364
Goodwill	867,365
Assets	1,826,191
Liabilities
Trade and other payables	(30,150)
Current portion of loans and borrowings	(1,142)
Other current liabilities	(3,142)
Due to merchants	(244,798)
Income taxes payable	(1,696)
Loans and borrowings	(2,492)
Deferred tax liabilities	(131,510)
Liabilities	(414,930)
Total consideration
Cash paid	1,401,435
Share-based payments (note 16)	9,826
Total	$ 1,411,261
Paya Inc.
Assets
Cash			$ 21,657
Segregated funds			244,798
Trade and other receivables			23,263
Inventory			293
Prepaid expenses			2,816
Property and equipment			5,419
Processor deposits			385
Software			3,131
Trademarks			16,607
Technologies			178,173
Partner and merchant relationships			455,364
Goodwill			864,172
Assets			1,816,078
Liabilities
Trade and other payables			(30,037)
Current portion of loans and borrowings			(1,142)
Other current liabilities			(3,142)
Due to merchants			(244,798)
Income taxes payable			(1,696)
Loans and borrowings			(2,492)
Deferred tax liabilities			(131,510)
Liabilities			(414,817)
Total consideration
Cash paid			1,391,435
Share-based payments (note 16)			9,826
Total			$ 1,401,261
Service Provider
Assets
Cash		$ 0
Segregated funds		0
Trade and other receivables		0
Inventory		0
Prepaid expenses		0
Property and equipment		12
Processor deposits		0
Software		0
Trademarks		0
Technologies		6,908
Partner and merchant relationships		0
Goodwill		3,193
Assets		10,113
Liabilities
Trade and other payables		(113)
Current portion of loans and borrowings		0
Other current liabilities		0
Due to merchants		0
Income taxes payable		0
Loans and borrowings		0
Deferred tax liabilities		0
Liabilities		(113)
Total consideration
Cash paid		10,000
Share-based payments (note 16)		0
Total		$ 10,000